Quarterly Financial Data - Schedule of Quarterly Consolidated Results of Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Total operating revenues	$ 652	$ 604	$ 668	$ 837	$ 936	$ 954	$ 904	$ 906	$ 2,761	$ 3,700
Operating income	77	9	96	46	29	85	77	14	228	205	121
Net income	76	10	87	38	26	83	74	10	211	193	113
Net income attributable to noncontrolling interests	(5)	(2)	(2)	(4)	(9)	(3)	(13)	(5)	(13)	(30)	(12)
Net income attributable to partners	71	8	85	34	17	80	61	5	198	163	101
Net income (loss) allocable to limited partners	$ 52	$ (9)	$ 69	$ 12	$ (8)	$ 59	$ 35	$ (11)	$ 124	$ 75	$ 31
Basic net income (loss) per limited partner unit	0.87	(0.16)	1.33	0.26	(0.19)	1.35	0.80	(0.28)	2.28	1.73	0.86